American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

May 6, 2013

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Statement of Additional Information used with respect to the American Beacon Treasury Inflation Protected Securities Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 157 ("Amendment No. 157") to Registrant's Registration Statement, and (b) that Amendment No. 157 was filed electronically.  The Prospectus for American Beacon Treasury Inflation Protected Securities Fund will be filed under Rule 497(c) today.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely, /s/ Rosemary K. Behan ------------------------- Rosemary K. Behan General Counsel

cc:	Kathy Ingber, Esq.
K&L Gates LLP